Fidelity

Money Market Trust
Retirement Money Market
Portfolio

Annual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Annual Report

Investments August 31, 2002

Showing Percentage of Net Assets

Certificates of Deposit - 51.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 2.1%
Chase Manhattan Bank USA NA
11/13/02	1.70%	$ 80,000	$ 80,000
2/10/03	1.68	80,000	80,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	25,000	25,000
Wells Fargo Bank NA, San Francisco
12/16/02	1.70	85,000	84,995
World Savings Bank FSB
10/9/02	1.80	55,000	54,998
			324,993
London Branch, Eurodollar, Foreign Banks - 23.9%
ABN-AMRO Bank NV
11/12/02	1.96	25,000	25,000
Alliance & Leicester PLC
10/15/02	1.80	65,000	65,000
Banco Bilbao Vizcaya Argentaria SA
10/9/02	1.82	10,000	10,000
12/23/02	2.00	15,000	15,005
Barclays Bank PLC
9/17/02	1.95	15,000	15,000
9/17/02	1.97	75,000	75,000
9/19/02	2.01	150,000	150,000
10/10/02	1.80	38,000	38,000
10/24/02	2.02	25,000	25,000
10/28/02	2.04	100,000	100,000
10/28/02	2.09	10,000	10,000
11/12/02	1.96	50,000	50,000
12/10/02	2.00	44,000	44,000
12/16/02	2.10	35,000	34,995
12/17/02	2.10	25,000	25,000
Bayerische Hypo-und Vereinsbank AG
10/17/02	1.80	35,000	35,000
11/8/02	2.05	75,000	75,000
12/9/02	2.01	110,000	110,000
2/19/03	1.70	85,000	85,000
BNP Paribas SA
11/20/02	1.85	115,000	115,000
12/17/02	2.10	70,000	70,000
Credit Agricole Indosuez
9/3/02	1.79	35,000	35,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Credit Agricole Indosuez - continued
11/8/02	2.00%	$ 100,000	$ 100,000
Deutsche Bank AG
9/12/02	2.02	70,000	70,000
12/13/02	2.07	185,000	185,000
12/31/02	2.25	25,000	25,010
Dresdner Bank AG
11/8/02	2.00	130,000	130,000
11/13/02	2.03	25,000	25,000
Halifax PLC
9/16/02	2.13	100,000	100,000
9/24/02	1.85	95,000	95,000
11/8/02	2.00	70,000	70,000
12/13/02	2.10	70,000	69,994
HBOS Treasury Services PLC
10/11/02	1.80	105,000	105,000
11/25/02	1.85	150,000	150,000
11/26/02	1.75	15,000	15,000
ING Bank NV
9/13/02	1.82	65,000	65,000
9/16/02	2.18	50,000	50,000
11/20/02	1.86	60,000	60,000
1/21/03	1.70	70,000	70,000
2/21/03	1.71	45,000	45,000
2/27/03	1.75	100,000	100,000
Landesbank Baden-Wuerttemberg
11/12/02	1.96	15,000	15,000
11/12/02	1.97	50,000	50,000
11/18/02	2.00	25,000	25,000
11/18/02	2.05	15,000	15,000
2/21/03	1.70	30,000	30,001
Lloyds TSB Bank PLC
9/12/02	2.00	80,000	80,000
9/27/02	2.00	85,000	85,000
9/30/02	2.01	85,000	85,000
2/18/03	1.70	15,000	15,023
5/27/03	2.37	100,000	100,202
National Australia Bank Ltd.
12/31/02	2.25	20,000	20,000
Nordea Bank Finland PLC
12/9/02	2.00	40,000	40,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Nordea Bank Finland PLC - continued
2/27/03	1.76%	$ 150,000	$ 150,000
Nordea North America, Inc.
11/12/02	1.97	25,000	25,000
Northern Rock PLC
10/11/02	1.80	15,000	15,000
10/21/02	1.80	25,000	25,000
Royal Bank of Scotland PLC
9/16/02	1.90	10,000	10,000
Societe Generale
12/31/02	2.15	25,000	25,000
Svenska Handelsbanken AB
11/29/02	2.64	50,000	50,000
Westdeutsche Landesbank Girozentrale
11/8/02	2.01	70,000	70,000
			3,667,230
New York Branch, Yankee Dollar, Foreign Banks - 25.6%
Abbey National Treasury Services PLC
9/3/02	1.72 (a)	125,000	124,956
9/10/02	1.69 (a)	65,000	64,976
9/16/02	2.00	20,000	20,000
Bayerische Hypo-und Vereinsbank AG
10/15/02	1.81	135,000	135,000
12/27/02	1.90	150,000	150,000
BNP Paribas SA
9/5/02	2.00	50,000	50,000
9/16/02	1.97	35,000	35,000
9/16/02	2.00	70,000	70,000
9/25/02	2.00	115,000	115,000
12/13/02	2.08	70,000	70,000
12/16/02	2.11	50,000	50,000
12/17/02	2.12	40,000	40,000
12/27/02	1.73	49,000	49,000
12/31/02	2.21	100,000	100,000
Canadian Imperial Bank of Commerce
11/12/02	1.70	100,000	100,000
Commerzbank AG
10/8/02	1.83	105,000	105,000
Credit Agricole Indosuez
10/1/02	1.75 (a)	65,000	64,977
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Credit Agricole Indosuez - continued
12/13/02	2.08%	$ 75,000	$ 75,000
Danske Bank AS
9/16/02	1.73 (a)	50,000	49,997
Deutsche Bank AG
9/6/02	1.69 (a)	235,000	234,963
9/23/02	1.71 (a)	75,000	74,975
Dexia Bank SA
9/16/02	1.68 (a)	35,000	34,995
9/23/02	1.72 (a)	40,000	39,989
9/26/02	1.72 (a)	65,000	64,979
Lloyds TSB Bank PLC
9/3/02	1.72 (a)	40,000	39,986
Royal Bank of Canada
9/30/02	1.72 (a)	200,000	199,930
9/6/02	1.72 (a)	115,000	114,989
9/25/02	1.71 (a)	85,000	84,971
Royal Bank of Scotland PLC
10/22/02	1.93	30,000	30,000
10/28/02	2.07	65,000	65,000
Societe Generale
9/30/02	1.74 (a)	230,000	229,991
9/3/02	1.74 (a)	40,000	39,998
9/16/02	1.68 (a)	35,000	34,995
9/23/02	1.73 (a)	90,000	89,980
9/25/02	1.72 (a)	130,000	129,957
Svenska Handelsbanken AB
9/3/02	1.73 (a)	65,000	64,970
11/20/02	2.51	100,000	99,998
6/25/03	2.30	175,000	174,944
Toronto-Dominion Bank
9/23/02	1.71 (a)	25,000	24,992
UBS AG
9/30/02	1.87	150,000	150,000
10/28/02	2.08	25,000	25,000
10/28/02	2.10	50,000	50,000
12/13/02	2.07	15,000	15,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Westdeutsche Landesbank Girozentrale
12/20/02	1.72%	$ 40,000	$ 40,000
2/27/03	1.77	300,000	300,000
			3,923,508
TOTAL CERTIFICATES OF DEPOSIT			7,915,731
Commercial Paper - 19.8%

Alliance & Leicester PLC
10/23/02	1.77	100,000	99,746
Amsterdam Funding Corp.
11/7/02	1.71	50,000	49,842
AT&T Corp.
9/6/02	2.28	90,000	89,972
Barclays U.S. Funding Corp.
9/4/02	1.82	125,000	124,981
Bradford & Bingley PLC
9/24/02	1.78	25,000	24,972
CIT Group, Inc.
9/25/02	1.80	15,000	14,982
10/23/02	1.89	10,000	9,973
11/1/02	1.89	5,000	4,984
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/9/02	1.75	45,000	44,983
9/10/02	1.82	30,000	29,986
10/8/02	1.81	35,000	34,935
10/16/02	1.80	69,750	69,594
10/17/02	1.75	20,000	19,955
11/5/02	1.71	30,000	29,908
CXC, Inc.
9/5/02	1.81	20,000	19,996
DaimlerChrysler North America Holding Corp.
9/9/02	2.02	25,000	24,989
9/16/02	2.05	10,000	9,992
9/25/02	2.01	10,000	9,987
9/26/02	2.00	10,000	9,986
9/27/02	2.00	15,000	14,978
Edison Asset Securitization LLC
10/2/02	1.92	100,000	99,836
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Edison Asset Securitization LLC - continued
10/3/02	1.94%	$ 82,000	$ 81,860
11/1/02	2.02	65,000	64,780
2/11/03	1.70	14,308	14,199
2/13/03	1.70	40,000	39,690
Ford Motor Credit Co.
9/6/02	2.00	12,000	11,997
9/10/02	2.04	35,000	34,982
9/16/02	2.02	5,000	4,996
9/17/02	2.02	20,000	19,982
10/28/02	2.05	20,000	19,935
GE Capital International Funding, Inc.
9/23/02	1.81	40,000	39,956
2/18/03	1.71	50,000	49,599
2/19/03	1.75	55,000	54,548
General Electric Capital Corp.
9/10/02	1.95	100,000	99,952
9/11/02	1.99	70,000	69,962
9/12/02	2.02	5,000	4,997
10/29/02	2.01	75,000	74,760
12/6/02	2.10	25,000	24,862
2/3/03	1.77	75,000	74,435
2/3/03	2.32	125,000	123,773
General Mills, Inc.
9/10/02	2.00	10,000	9,995
9/12/02	1.94	20,000	19,988
9/18/02	2.01	12,000	11,989
9/23/02	1.95	5,000	4,994
9/24/02	1.95	5,000	4,994
Goldman Sachs Group, Inc.
2/21/03	1.75	75,000	74,376
ING America Insurance Holdings, Inc.
11/18/02	1.70	50,000	49,817
ING U.S. Funding LLC
12/5/02	1.96	75,000	74,616
Morgan Stanley
9/3/02	1.96 (a)	35,000	35,000
New Center Asset Trust
11/5/02	1.71	70,000	69,785
Newcastle (Discover Card Master Trust)
9/3/02	1.82	10,000	9,999
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Northern Rock PLC
9/19/02	1.86%	$ 5,000	$ 4,995
Phillips Petroleum Co.
9/9/02	1.94	15,000	14,994
9/19/02	1.98	15,000	14,985
9/26/02	1.98	10,000	9,986
Salomon Smith Barney Holdings, Inc.
10/22/02	1.76	65,000	64,839
11/26/02	1.75	105,000	104,564
12/12/02	1.75	35,000	34,827
Santander Finance, Inc.
11/12/02	1.77	25,000	24,912
Sears Roebuck Acceptance Corp.
10/8/02	2.11	5,000	4,989
10/9/02	2.11	15,000	14,967
10/16/02	2.10	10,000	9,974
10/22/02	2.09	10,000	9,971
10/23/02	2.09	10,000	9,970
10/24/02	2.09	15,000	14,954
10/29/02	2.09	10,000	9,966
Sheffield Receivables Corp.
9/17/02	1.81	31,530	31,505
9/18/02	1.81	25,000	24,979
11/4/02	1.71	141,885	141,456
Variable Funding Capital Corp.
9/5/02	1.82	150,000	149,970
Wells Fargo & Co.
12/20/02	1.73	75,000	74,606
Westdeutsche Landesbank Girozentrale
12/16/02	1.71	35,000	34,824
Windmill Funding Corp.
11/7/02	1.71	25,000	24,921
2/27/03	1.77	75,000	74,347
Wyeth
9/9/02	1.90	20,000	19,992
TOTAL COMMERCIAL PAPER			3,038,888
Federal Agencies - 9.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 6.6%
Agency Coupons - 2.2%
9/3/02	1.84% (a)	$ 150,000	$ 149,970
7/30/03	2.19	75,000	75,000
9/5/03	2.00	110,000	110,000
			334,970
Discount Notes - 4.4%
10/30/02	1.96	350,000	348,882
11/6/02	1.93	100,000	99,650
11/15/02	2.48	55,000	54,723
12/4/02	1.92	150,000	149,256
2/5/03	2.24	25,000	24,760
			677,271
			1,012,241
Federal Home Loan Bank - 2.5%
Agency Coupons - 2.5%
9/3/03	1.99	75,000	75,000
9/5/03	2.00	70,000	70,000
9/5/03	2.03	90,000	89,983
9/8/03	2.00	150,000	149,993
			384,976
TOTAL FEDERAL AGENCIES			1,397,217
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
12/5/02	1.92	150,000	149,248
Bank Notes - 0.4%

Bank One NA, Chicago
9/16/02	1.95 (a)	15,000	15,001
Lasalle Bank NA
9/20/02	1.85	50,000	50,000
TOTAL BANK NOTES			65,001
Master Notes - 2.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Motors Acceptance Corp. Mortgage Credit
9/3/02	2.27%	$ 140,000	$ 139,982
Goldman Sachs Group, Inc.
9/5/02	1.99 (a)(b)	125,000	125,000
9/25/02	1.97 (b)	120,000	120,000
TOTAL MASTER NOTES			384,982
Medium-Term Notes - 2.6%

CIT Group, Inc.
11/4/02	2.04 (a)	10,000	10,002
GE Capital Assurance Co.
9/2/02	1.93 (a)(b)	40,000	40,000
GE Life & Annuity Assurance Co.
9/1/02	1.92 (a)(b)	55,000	55,000
General Electric Capital Corp.
9/9/02	1.81 (a)	100,000	100,000
Harwood Street Funding I LLC
9/20/02	1.92 (a)	40,000	40,000
Household Finance Corp.
9/20/02	1.98 (a)	30,000	29,984
9/26/02	2.07 (a)	15,000	14,998
Sheffield Receivables Corp.
9/20/02	1.76 (a)	40,000	40,000
URI Trust 2000-1
9/18/02	1.93 (a)(b)	27,000	27,000
Variable Funding Capital Corp.
9/13/02	1.74 (a)	35,000	35,000
TOTAL MEDIUM-TERM NOTES			391,984
Short-Term Notes - 2.1%

Jackson National Life Insurance Co.
10/1/02	2.02 (a)(b)	36,000	36,000
Metropolitan Life Insurance Co.
10/1/02	2.05 (a)(b)	45,000	45,000
Monumental Life Insurance Co.
9/1/02	1.96 (a)(b)	10,000	10,000
9/1/02	1.99 (a)(b)	45,000	45,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Life Insurance Co.
10/1/02	1.99% (a)(b)	$ 95,000	$ 95,000
Pacific Life Insurance Co.
9/7/02	1.99 (a)(b)	20,000	20,000
Transamerica Occidental Life Insurance Co.
11/1/02	1.99 (a)(b)	55,000	55,000
Travelers Insurance Co.
11/15/02	1.86 (a)(b)	19,000	19,000
TOTAL SHORT-TERM NOTES			325,000
Repurchase Agreements - 10.6%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 8/30/02 due 9/3/02 At 1.88%	$ 768	768
With:
Banc of America Securities LLC At 2.01%, dated 8/30/02 due 9/3/02 (Commercial Paper Obligations) (principal amount $358,014) 0% - 1.98%, 9/20/02 - 9/19/37	350,078	350,000
Deutsche Bank Securities, Inc. At 1.95%, dated 8/30/02 due 9/3/02 (Corporate Obligations) (principal amount $158,387) 0% - 8.63%, 5/2/06 - 11/15/31	170,037	170,000
Goldman Sachs & Co. At 2%, dated 8/30/02 due 9/3/02 (Corporate Obligations) (principal amount $251,949) 0%, 11/11/30 - 5/25/32	250,056	250,000
J.P. Morgan Securities At:
1.88%, dated 8/20/02 due 9/24/02 (Corporate Obligations) (principal amount $138,705) 0% - 10.25%, 4/7/03 - 8/1/11	125,228	125,000
1.94%, dated 8/30/02 due 9/3/02 (Corporate Obligations) (principal amount $320,023) 0.01% - 11.13%, 9/15/02 - 12/15/29	275,059	275,000
Lehman Brothers, Inc. At 1.9%, dated 8/8/02 due 9/10/02 (Corporate Obligations) (principal amount $57,115) 6.70% - 8.88%, 11/25/02 - 5/15/31	50,087	50,000
Merrill Lynch, Pierce, Fenner & Smith At:
1.87%, dated 8/12/02 due 11/12/02 (Corporate Obligations) (principal amount $67,712) 6.13% - 10.50%, 7/15/03 - 12/15/29	55,263	55,000
1.96%, dated 8/30/02 due 9/3/02 (Corporate Obligations) (principal amount $204,686) 0% - 9.70%, 4/1/03 - 7/15/31	200,043	200,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Morgan Stanley & Co. At 1.88%, dated 8/6/02 due 9/9/02 (Corporate Obligations) (principal amount $52,588) 0% - 10.88%, 5/1/03 - 4/1/37	$ 45,080	$ 45,000
Salomon Smith Barney At 2.03%, dated 8/30/02 due 9/3/02 (Corporate Obligations) (principal amount $119,730) 0% - 12%, 4/15/03 - 9/25/32	100,023	100,000
TOTAL REPURCHASE AGREEMENTS		1,620,768
TOTAL INVESTMENT PORTFOLIO - 99.7%		15,288,819
NET OTHER ASSETS - 0.3%		53,546
NET ASSETS - 100%		$ 15,342,365
Total Cost for Income Tax Purposes $ 15,288,819
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000's)
GE Capital Assurance Co. 1.93%, 9/2/02	7/30/02	$ 40,000
GE Life & Annuity Assurance Co. 1.92%, 9/1/02	3/28/02	$ 55,000
Goldman Sachs Group, Inc.: 1.97%, 9/25/02	5/23/02	$ 120,000
1.99%, 9/5/02	8/26/02	$ 125,000
Jackson National Life Insurance Co. 2.02%, 10/1/02	7/6/99	$ 36,000
Metropolitan Life Insurance Co. 2.05%, 10/1/02	3/26/02	$ 45,000
Monumental Life Insurance Co.: 1.96%, 9/1/02	7/31/98	$ 10,000
1.99%, 9/1/02	3/12/99	$ 45,000
New York Life Insurance Co. 1.99%, 10/1/02	2/28/02	$ 95,000
Pacific Life Insurance Co. 1.99%, 9/7/02	9/6/01	$ 20,000
Transamerica Occidental Life Insurance Co. 1.99%, 11/1/02	4/28/00	$ 55,000
Travelers Insurance Co. 1.86%, 11/15/02	5/15/02	$ 19,000
URI Trust 2000-1 1.93%, 9/18/02	12/15/00	$ 27,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $692,000,000 or 4.5% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $6,750,000. The weighted average interest rate was 2.21%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 0.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $1,620,768) - See accompanying schedule		$ 15,288,819
Cash		1
Receivable for fund shares sold		41,534
Interest receivable		40,663
Other receivables		119
Total assets		15,371,136
Liabilities
Payable for fund shares redeemed	$ 23,361
Accrued management fee	5,372
Other payables and accrued expenses	38
Total liabilities		28,771
Net Assets		$ 15,342,365
Net Assets consist of:
Paid in capital		$ 15,342,230
Accumulated net realized gain (loss) on investments		135
Net Assets, for 15,342,158 shares outstanding		$ 15,342,365
Net Asset Value, offering price and redemption price per share ($15,342,365 ÷ 15,342,158 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2002
Investment Income
Interest		$ 342,136
Expenses
Management fee	$ 61,192
Non-interested trustees' compensation	46
Total expenses before reductions	61,238
Expense reductions	(1,893)	59,345
Net investment income		282,791
Net Realized Gain (Loss) on Investment securities		249
Net increase in net assets resulting from operations		$ 283,040

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2002	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 282,791	$ 620,314
Net realized gain (loss)	249	283
Net increase (decrease) in net assets resulting from operations	283,040	620,597
Distributions to shareholders from net investment income	(282,791)	(620,314)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	11,874,722	14,122,466
Reinvestment of distributions	282,746	620,249
Cost of shares redeemed	(10,229,795)	(11,570,972)
Net increase (decrease) in net assets and shares resulting from share transactions	1,927,673	3,171,743
Total increase (decrease) in net assets	1,927,922	3,172,026
Net Assets
Beginning of period	13,414,443	10,242,417
End of period	$ 15,342,365	$ 13,414,443

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.052	.058	.049	.053
Distributions from net investment income	(.020)	(.052)	(.058)	(.049)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.97%	5.36%	5.91%	4.97%	5.46%
Ratios to Average Net Assets B
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.38%	.38%	.38%	.39%
Net investment income	1.94%	5.15%	5.75%	4.85%	5.33%
Supplemental Data
Net assets, end of period (in millions)	$ 15,342	$ 13,414	$ 10,242	$ 10,310	$ 7,922

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1,893.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 4, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 265 funds advised by FMR or an affiliate. Mr. McCoy oversees 267 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 230 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

President of Retirement Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Retirement Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Retirement Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Retirement Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 2002

Vice President of Retirement Money Market. Mr. Litterst is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Retirement Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Retirement Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Retirement Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 1988 Assistant Treasurer of Retirement Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Retirement Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 18, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes	% of Votes
Affirmative	8,505,937,765.88	85.114
Against	511,777,999.83	5.121
Abstain	975,913,807.31	9.765
TOTAL	9,993,629,573.02	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes	% of Votes
Affirmative	8,166,387,844.73	81.716
Against	865,019,942.06	8.656
Abstain	962,221,786.23	9.628
TOTAL	9,993,629,573.02	100.000
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	8,995,583,298.03	90.013
Withheld	998,046,274.99	9.987
TOTAL	9,993,629,573.02	100.000
Ralph F. Cox
Affirmative	8,994,324,658.90	90.001
Withheld	999,304,914.12	9.999
TOTAL	9,993,629,573.02	100.000
	# of Votes	% of Votes
Phyllis Burke Davis
Affirmative	8,987,363,350.16	89.931
Withheld	1,006,266,222.86	10.069
TOTAL	9,993,629,573.02	100.000
Robert M. Gates
Affirmative	8,995,035,344.80	90.008
Withheld	998,594,228.22	9.992
TOTAL	9,993,629,573.02	100.000
Abigail P. Johnson
Affirmative	8,984,426,011.62	89.902
Withheld	1,009,203,561.40	10.098
TOTAL	9,993,629,573.02	100.000
Edward C. Johnson 3d
Affirmative	8,987,132,154.51	89.929
Withheld	1,006,497,418.51	10.071
TOTAL	9,993,629,573.02	100.000
Donald J. Kirk
Affirmative	9,000,632,705.45	90.064
Withheld	992,996,867.57	9.936
TOTAL	9,993,629,573.02	100.000
Marie L. Knowles
Affirmative	8,993,271,765.15	89.990
Withheld	1,000,357,807.87	10.010
TOTAL	9,993,629,573.02	100.000
Ned C. Lautenbach
Affirmative	8,998,741,046.95	90.045
Withheld	994,888,526.07	9.955
TOTAL	9,993,629,573.02	100.000
Peter S. Lynch
Affirmative	8,998,161,657.31	90.039
Withheld	995,467,915.71	9.961
TOTAL	9,993,629,573.02	100.000
	# of Votes	% of Votes
Marvin L. Mann
Affirmative	8,997,198,249.66	90.029
Withheld	996,431,323.36	9.971
TOTAL	9,993,629,573.02	100.000
William O. McCoy
Affirmative	8,997,111,867.65	90.028
Withheld	996,517,705.37	9.972
TOTAL	9,993,629,573.02	100.000
William S. Stavropoulos
Affirmative	8,975,818,014.07	89.815
Withheld	1,017,811,558.95	10.185
TOTAL	9,993,629,573.02	100.000
PROPOSAL 4
To eliminate a fundamental investment policy of the fund.
	# of Votes	% of Votes
Affirmative	5,747,240,560.96	77.081
Against	825,407,425.60	11.070
Abstain	883,493,310.48	11.849
TOTAL	7,456,141,297.04	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	5,758,776,915.34	77.235
Against	815,110,276.28	10.932
Abstain	882,254,105.42	11.833
TOTAL	7,456,141,297.04	100.000
*Denotes trust-wide proposals and voting results.

Annual Report

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RMM-ANN-1002 158088
1.768778.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Money Market Trust
Retirement Government
Money Market Portfolio

Annual Report

August 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207

Annual Report

Investments August 31, 2002

Showing Percentage of Net Assets

Federal Agencies - 62.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 33.9%
Agency Coupons - 10.8%
9/3/02	1.80% (a)	$ 41,000	$ 40,997
9/3/02	1.84 (a)	91,000	90,982
9/9/02	1.64 (a)	50,000	49,975
9/20/02	1.67 (a)	100,000	99,941
10/10/02	1.68 (a)	100,000	99,975
11/1/02	1.64 (a)	55,000	54,965
7/30/03	2.19	100,000	100,000
9/5/03	2.00	35,000	35,000
			571,835
Discount Notes - 23.1%
9/3/02	1.96	57,000	56,994
9/18/02	1.76	125,000	124,897
10/2/02	1.76	130,000	129,804
10/2/02	2.00	19,000	18,968
10/2/02	2.25	43,682	43,598
10/9/02	1.99	64,881	64,746
10/9/02	2.05	37,000	36,921
10/18/02	2.23	24,000	23,932
10/30/02	1.96	45,000	44,857
11/6/02	1.92	63,000	62,781
11/6/02	1.93	50,000	49,825
11/13/02	1.88	65,000	64,755
11/15/02	2.41	110,000	109,461
11/20/02	1.93	14,000	13,941
11/27/02	1.94	80,000	79,629
12/4/02	1.92	25,000	24,876
12/13/02	2.27	75,000	74,524
1/21/03	2.19	50,000	49,576
2/3/03	2.20	50,000	49,535
2/5/03	2.24	25,000	24,760
5/30/03	2.34	50,000	49,138
7/25/03	1.91	25,000	24,575
			1,222,093
			1,793,928
Federal Home Loan Bank - 14.3%
Agency Coupons - 12.1%
9/12/02	1.72 (a)	150,000	149,904
9/23/02	1.67 (a)	180,000	179,937
9/28/02	1.68 (a)	53,560	53,543
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
11/21/02	1.69% (a)	$ 57,000	$ 56,977
9/3/03	1.99	25,000	25,000
9/5/03	2.00	25,000	25,000
9/8/03	2.00	100,000	99,996
9/23/03	2.09 (b)	50,000	50,000
			640,357
Discount Notes - 2.2%
10/30/02	1.94	65,000	64,795
10/30/02	1.96	50,000	49,841
			114,636
			754,993
Freddie Mac - 13.9%
Agency Coupons - 1.4%
10/15/02	2.00	75,000	75,375
Discount Notes - 12.5%
9/9/02	1.94	100,000	99,957
9/12/02	1.99	50,000	49,970
9/30/02	2.22	100,000	99,824
11/15/02	1.88	95,000	94,632
12/13/02	2.00	50,000	49,717
12/13/02	2.45	50,000	49,657
12/20/02	1.97	61,700	61,332
1/2/03	2.14	75,000	74,459
1/30/03	1.77	57,000	56,582
2/27/03	1.75	25,000	24,785
			660,915
			736,290
TOTAL FEDERAL AGENCIES			3,285,211
U.S. Treasury Obligations - 1.4%

U.S. Treasury Bills - 0.9%
12/5/02	1.92	50,000	49,749
U.S. Treasury Notes - 0.5%
9/30/02	1.98	25,000	25,078
TOTAL U.S. TREASURY OBLIGATIONS			74,827
Repurchase Agreements - 37.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (U.S. Government Obligations) dated:
6/14/02 due 9/18/02 At 1.79%	$ 125,597	$ 125,000
6/18/02 due 9/16/02 At 1.79%	50,224	50,000
6/20/02 due 9/17/02 At 1.78%	40,176	40,000
7/9/02 due:
9/20/02 At 1.78%	150,541	150,000
10/7/02 At 1.79%	100,448	100,000
8/30/02 due 9/3/02 At 1.88%	1,510,368	1,510,052
TOTAL REPURCHASE AGREEMENTS		1,975,052
TOTAL INVESTMENT PORTFOLIO - 100.8%		5,335,090
NET OTHER ASSETS - (0.8)%		(40,385)
NET ASSETS - 100%		$ 5,294,705
Total Cost for Income Tax Purposes $ 5,335,090
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

A total of 8.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $1,975,052) - See accompanying schedule		$ 5,335,090
Receivable for fund shares sold		13,807
Interest receivable		5,793
Other receivables		62
Total assets		5,354,752
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 50,000
Payable for fund shares redeemed	8,190
Accrued management fee	1,849
Other payables and accrued expenses	8
Total liabilities		60,047
Net Assets		$ 5,294,705
Net Assets consist of:
Paid in capital		$ 5,294,531
Accumulated net realized gain (loss) on investments		174
Net Assets, for 5,294,281 shares outstanding		$ 5,294,705
Net Asset Value, offering price and redemption price per share ($5,294,705 ÷ 5,294,281 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2002
Investment Income
Interest		$ 125,298
Expenses
Management fee	$ 21,883
Non-interested trustees' compensation	17
Total expenses before reductions	21,900
Expense reductions	(679)	21,221
Net investment income		104,077
Net Realized Gain (Loss) on Investment securities		175
Net increase in net assets resulting from operations		$ 104,252

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2002	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 104,077	$ 247,554
Net realized gain (loss)	175	384
Net increase (decrease) in net assets resulting from operations	104,252	247,938
Distributions to shareholders from net investment income	(104,077)	(247,554)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,745,432	4,709,869
Reinvestment of distributions	103,929	247,523
Cost of shares redeemed	(3,631,847)	(4,451,775)
Net increase (decrease) in net assets and shares resulting from share transactions	217,514	505,617
Total increase (decrease) in net assets	217,689	506,001
Net Assets
Beginning of period	5,077,016	4,571,015
End of period	$ 5,294,705	$ 5,077,016

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.020	.052	.056	.048	.053
Distributions from net investment income	(.020)	(.052)	(.056)	(.048)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.01%	5.32%	5.74%	4.86%	5.41%
Ratios to Average Net Assets B
Expenses before expense reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of voluntary waivers, if any	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41%	.39%	.39%	.39%	.39%
Net investment income	2.00%	5.15%	5.60%	4.75%	5.28%
Supplemental Data
Net assets, end of period (in millions)	$ 5,295	$ 5,077	$ 4,571	$ 4,199	$ 3,402

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2002

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated June 14, 2002, due September 18, 2002	1.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$502,387
Aggregate market value of transferred assets	$512,043
Coupon rates of transferred assets	6.50% to 9.50%
Maturity dates of transferred assets	9/1/02 to 9/1/32

Annual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated June 18, 2002, due September 16, 2002	1.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000
Aggregate maturity amount of agreements	$251,119
Aggregate market value of transferred assets	$256,024
Coupon rates of transferred assets	5.50% to 10.50%
Maturity dates of transferred assets	3/1/08 to 8/1/32
Dated June 20, 2002, due September 17, 2002	1.78%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$150,000
Aggregate maturity amount of agreements	$150,660
Aggregate market value of transferred assets	$153,766
Coupon rates of transferred assets	6.00% to 9.00%
Maturity dates of transferred assets	9/1/14 to 9/1/32
Dated July 9, 2002, due September 20, 2002	1.78%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$550,000
Aggregate maturity amount of agreements	$551,985
Aggregate market value of transferred assets	$562,534
Coupon rates of transferred assets	5.50% to 10.50%
Maturity dates of transferred assets	11/1/03 to 9/1/32
Dated July 9, 2002, due October 7, 2002	1.79%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000
Aggregate maturity amount of agreements	$502,238
Aggregate market value of transferred assets	$516,334
Coupon rates of transferred assets	5.00% to 14.75%
Maturity dates of transferred assets	10/1/02 to 9/1/32
Dated August 30, 2002, due September 3, 2002	1.88%
Number of dealers or banks	14
Maximum amount with one dealer or bank	21%
Aggregate principal amount of agreements	$8,341,260
Aggregate maturity amount of agreements	$8,343,006
Aggregate market value of transferred assets	$8,511,273
Coupon rates of transferred assets	0.00% to 10.38%
Maturity dates of transferred assets	9/20/02 to 2/1/51

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $679.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2002 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 4, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 265 funds advised by FMR or an affiliate. Mr. McCoy oversees 267 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 230 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (72)**

Year of Election or Appointment: 1991

President of Retirement Government Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Retirement Government Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute and of the Directorship Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (70)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Stabilization Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (63)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Retirement Government Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (54)

Year of Election or Appointment: 2002

Vice President of Retirement Government Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 1997

Vice President of Retirement Government Money Market. Mr. Litterst is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Retirement Government Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Retirement Government Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Retirement Government Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (56)
Year of Election or Appointment: 1988 Assistant Treasurer of Retirement Government Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (55)

Year of Election or Appointment: 2002

Assistant Treasurer of Retirement Government Money Market. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), Compliance Officer of FMR Corp., and Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002) and Fidelity Management & Research (Far East) Inc. (1991-2002).

Thomas J. Simpson (44)

Year of Election or Appointment: 1996

Assistant Treasurer of Retirement Government Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 18, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes	% of Votes
Affirmative	8,505,937,765.88	85.114
Against	511,777,999.83	5.121
Abstain	975,913,807.31	9.765
TOTAL	9,993,629,573.02	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes	% of Votes
Affirmative	8,166,387,844.73	81.716
Against	865,019,942.06	8.656
Abstain	962,221,786.23	9.628
TOTAL	9,993,629,573.02	100.000
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	8,995,583,298.03	90.013
Withheld	998,046,274.99	9.987
TOTAL	9,993,629,573.02	100.000
Ralph F. Cox
Affirmative	8,994,324,658.90	90.001
Withheld	999,304,914.12	9.999
TOTAL	9,993,629,573.02	100.000
Phyllis Burke Davis
Affirmative	8,987,363,350.16	89.931
Withheld	1,006,266,222.86	10.069
TOTAL	9,993,629,573.02	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	8,995,035,344.80	90.008
Withheld	998,594,228.22	9.992
TOTAL	9,993,629,573.02	100.000
Abigail P. Johnson
Affirmative	8,984,426,011.62	89.902
Withheld	1,009,203,561.40	10.098
TOTAL	9,993,629,573.02	100.000
Edward C. Johnson 3d
Affirmative	8,987,132,154.51	89.929
Withheld	1,006,497,418.51	10.071
TOTAL	9,993,629,573.02	100.000
Donald J. Kirk
Affirmative	9,000,632,705.45	90.064
Withheld	992,996,867.57	9.936
TOTAL	9,993,629,573.02	100.000
Marie L. Knowles
Affirmative	8,993,271,765.15	89.990
Withheld	1,000,357,807.87	10.010
TOTAL	9,993,629,573.02	100.000
Ned C. Lautenbach
Affirmative	8,998,741,046.95	90.045
Withheld	994,888,526.07	9.955
TOTAL	9,993,629,573.02	100.000
Peter S. Lynch
Affirmative	8,998,161,657.31	90.039
Withheld	995,467,915.71	9.961
TOTAL	9,993,629,573.02	100.000
Marvin L. Mann
Affirmative	8,997,198,249.66	90.029
Withheld	996,431,323.36	9.971
TOTAL	9,993,629,573.02	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	8,997,111,867.65	90.028
Withheld	996,517,705.37	9.972
TOTAL	9,993,629,573.02	100.000
William S. Stavropoulos
Affirmative	8,975,818,014.07	89.815
Withheld	1,017,811,558.95	10.185
TOTAL	9,993,629,573.02	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	2,064,410,276.25	81.356
Against	239,900,830.53	9.455
Abstain	233,177,169.20	9.189
TOTAL	2,537,488,275.98	100.000
*Denotes trust-wide proposals and voting results.

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Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York

New York, NY

RGM-ANN-1002 158087
1.768777.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com